SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total		$ 17,285,069	$ 18,248,002
Accumulated depreciation		(6,226,161)	(5,113,240)
Impairment		(10,203,718)
Carrying amount		855,190	13,134,762
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		3,133,996	3,279,498
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	12,680,132	13,420,557
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		929,161	990,925
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		127,145	130,742
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	[2]	$ 414,635	$ 426,280

[1]	Machinery equipment also includes mold and tooling.
[2]	During the year ended December 31, 2024, the Company transferred construction in progress of $